Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

8.Inventories

The inventories balance is presented net of the allowance for inventory losses.

	2023	2022
Crude oil (1)	4,715,047	5,971,109
Fuels and petrochemicals (2)	2,356,585	3,241,154
Materials for goods production	3,130,816	2,667,771
	10,202,448	11,880,034
(1)	The variation is mainly due to higher consumption of crude oil inventories due to higher loads and processing of intermediate streams.
(2)	The variation is mainly due to the lower level of imported product due to better operations in refineries, which reduces the weighted valuation.

The following are the changes of the allowances for losses for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Opening balance	(128,797)	(127,662)	(109,549)
Additions	(23,373)	(18,236)	(58,437)
Increase due to business combination	—	—	(2,837)
Foreign currency translation	6,873	(3,591)	(1,449)
Other	(44,581)	20,692	44,610
Closing balance	(189,878)	(128,797)	(127,662)

Crude oil, fuel, and petrochemicals inventories are adjusted to the lower of cost and net realizable value, mainly due to fluctuations in international crude oil prices. The amount recorded for this in  2023 was $(10,660) (2022 - $133,164; 2021 - $23,785).